Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Effective income tax rate	0.00%	0.00%
Income tax (expense) benefit	$ 0	$ 0
Operating loss carryforwards	213,900	$ 117,200
Tax Years 2033-2037
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,100
Indefinite Carryforward
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 172,800